UNITEDSTATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2010

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.):	[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		LaFleur & Godfrey, Inc.
Address:	2900 Charlevoix Drive
		Grand Rapids, MI  49546

Form 13F File Number:	28-12331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Daniel VanTimmeren
Title:		Vice-President
Phone:		616-942-1580

Signature, Place, and Date of Signing:

		Daniel VanTimmeren	Grand Rapids, Michigan	04/27/2010

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting

	manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     6124    73275 SH       Sole                    73275
ALCON INC COM SHS              COM              H01301102     3811    23590 SH       Sole                    23590
ANADARKO PETE CORP COM         COM              032511107    12136   166628 SH       Sole                   166628
APACHE CORP                    COM              037411105    13404   132057 SH       Sole                   132057
BANNER CORP COM                COM              06652V109      152    39480 SH       Sole                    39480
BARRICK GOLD CORP              COM              067901108    12493   325846 SH       Sole                   325846
BHP BILLITON LTD SPONSORED ADR COM              088606108    20133   250656 SH       Sole                   250656
C.H. ROBINSON WORLDWIDE INC    COM              12541W209     3540    63380 SH       Sole                    63380
CATERPILLAR INC                COM              149123101    17974   285976 SH       Sole                   285976
CHARLES RIV LABS INTL COM      COM              159864107      806    20500 SH       Sole                    20500
CHEVRONTEXACO CORP             COM              166764100     2427    32005 SH       Sole                    32005
CHURCH & DWIGHT INC COM        COM              171340102     5252    78444 SH       Sole                    78444
CISCO SYSTEMS INC              COM              17275R102    16840   646950 SH       Sole                   646950
CONOCOPHILLIPS                 COM              20825C104    20395   398575 SH       Sole                   398575
COPART INC COM                 COM              217204106     5457   153290 SH       Sole                   153290
DENTSPLY INTL INC NEW          COM              249030107     4597   131795 SH       Sole                   131795
ECOLAB INC COM                 COM              278865100     4411   100364 SH       Sole                   100364
EMERSON ELECTRIC CO            COM              291011104     9287   184485 SH       Sole                   184485
EXPRESS SCRIPTS                COM              302182100      534     5250 SH       Sole                     5250
EXXON  MOBIL CORP              COM              30231G102      376     5614 SH       Sole                     5614
FLIR SYSTEMS INC               COM              302445101     5128   181974 SH       Sole                   181974
FLUOR CORP NEW COM             COM              343412102     2182    46915 SH       Sole                    46915
GEN-PROBE INC NEW COM          COM              36866T103     2665    53304 SH       Sole                    53304
HARRIS CORP                    COM              413875105     6772   142603 SH       Sole                   142603
HOLOGIC INC COM                COM              436440101     2186   117897 SH       Sole                   117897
INTUITIVE SURGICAL INC         COM              46120E602      439     1260 SH       Sole                     1260
JOHNSON & JOHNSON              COM              478160104     8223   126123 SH       Sole                   126123
KAYDON CORP                    COM              486587108     1603    42635 SH       Sole                    42635
LKQ CORP COM                   COM              501889208     2677   131887 SH       Sole                   131887
MCAFEE INC COM                 COM              579064106      946    23565 SH       Sole                    23565
MEDTRONIC INC                  COM              585055106     8628   191603 SH       Sole                   191603
MONSANTO CO NEW                COM              61166W101     4001    56018 SH       Sole                    56018
NEWMONT MINING CORP            COM              651639106     1811    35550 SH       Sole                    35550
NORTHERN TRUST CORP            COM              665859104      332     6000 SH       Sole                     6000
NUVASIVE INC                   COM              670704105      498    11025 SH       Sole                    11025
PAYCHEX INC                    COM              704326107     2581    84027 SH       Sole                    84027
PEPSICO INC                    COM              713448108     4780    72250 SH       Sole                    72250
PERRIGO CO                     COM              714290103    23298   396769 SH       Sole                   396769
PROCTER & GAMBLE CO            COM              742718109     9441   149216 SH       Sole                   149216
R.H. DONNELLEY CORP            COM              74955W307        0    12000 SH       Sole                    12000
RESMED INC COM                 COM              761152107     6497   102069 SH       Sole                   102069
RITCHIE BROS AUCTION COM       COM              767744105     1246    57880 SH       Sole                    57880
ROBERT HALF INTL INC           COM              770323103     5728   188238 SH       Sole                   188238
ROYAL BK CDA MONTREAL COM      COM              780087102      934    16015 SH       Sole                    16015
SOUTHWESTERN ENERGY CO COM     COM              845467109      762    18720 SH       Sole                    18720
ST JUDE MEDICAL INC            COM              790849103     2212    53875 SH       Sole                    53875
STERICYCLE INC COM             COM              858912108     3544    65030 SH       Sole                    65030
STRYKER CORP                   COM              863667101    10223   178670 SH       Sole                   178670
TELEFLEX INC                   COM              879369106     4890    76325 SH       Sole                    76325
VARIAN MED SYS INC COM         COM              92220p105    20435   369323 SH       Sole                   369323
VCA ANTECH INC COM             COM              918194101     2447    87292 SH       Sole                    87292
WABTEC CORP COM                COM              929740108      385     9150 SH       Sole                     9150
WOODWARD GOVERNOR CO           COM              980745103     6946   217186 SH       Sole                   217186
ISHARES TR BARCLYS TIPS BD                      464287176     1417    13640 SH       Sole                    13640
SPDR GOLD TRUST                                 78463V107     2089    19171 SH       Sole                    19171

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	55

Form 13F Information Value Total:	318093 (x$1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.



NONE